Inventories	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Inventories

11. INVENTORIES

	2023		2022		2021
Finished goods	1,052		1,144		1,024
Crude oil and natural gas	507		449		366
Products in process	45		51		34
Raw materials, packaging materials and others	79		94		76

	1,683	(1)	1,738	(1)	1,500	(1)

(1)	As of December 31, 2023, 2022 and 2021, the cost of inventories does not exceed their net realizable value.